Goodwill and Intangible Assets, Net (Details) - Schedule of the Goodwill and the Intangible Assets ₪ in Thousands, $ in Thousands			12 Months Ended
	May 31, 2017 USD ($)	May 31, 2017 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)
Goodwill and Intangible Assets, Net (Details) - Schedule of the Goodwill and the Intangible Assets [Line Items]
Professional Services	$ 30	₪ 110	$ 13	$ 81	₪ 300	$ 5	₪ 18
ALD Software
Dstorm
Consulting and Distribution
Total			13
Patent [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of the Goodwill and the Intangible Assets [Line Items]
Professional Services			13
ALD Software
Dstorm
Consulting and Distribution
Total			13
Goodwill [member]
Goodwill and Intangible Assets, Net (Details) - Schedule of the Goodwill and the Intangible Assets [Line Items]
Professional Services			1,422
ALD Software			1,045
Dstorm
Consulting and Distribution
Total			2,467
Customer relationship, suppliers Relationship and backlog [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of the Goodwill and the Intangible Assets [Line Items]
Professional Services			2,513
ALD Software			1,171
Dstorm
Consulting and Distribution			4,199
Total			$ 7,883